Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Multisector Bond SMA Completion Portfolio [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Bond SMA Completion Portfolio
Class Name	Multisector Bond SMA Completion Portfolio
Trading Symbol	MBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Bond SMA Completion Portfolio (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Multisector Bond SMA Completion Portfolio	$ 0.00	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to performance, as the Fund held exposure to duration-sensitive securities that provided positive performance while Treasury yields stabilized and eventually fell over the period, specifically in the belly of the Treasury curve.
Sector allocations
| Positive contributions to the Fund’s performance were driven by exposure to high-yield corporates, agency mortgage-backed securities, investment-grade corporates, and emerging market debt.
Top Performance Detractors
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	Since Fund Inception
Multisector Bond SMA Completion Portfolio	14.90	5.67
Bloomberg U.S. Aggregate Bond Index	7.30	0.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,709,504
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	967.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,709,504
Total number of portfolio holdings	15
Management services fees (represents 0.0% of Fund average net assets)	$ —
Portfolio turnover for the reporting period	967%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	92.3%
Interest Rate Risk	40.4%
Short
Interest Rate Risk	26.5%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds